CONTINGENT LIABILITIES (Narrative) (Details) € in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
		Apr. 05, 2023 EUR (€)	Dec. 14, 2021 EUR (€)	Apr. 24, 2024 EUR (€)	Nov. 17, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Dec. 22, 2022 CAD ($)	Dec. 22, 2022 EUR (€)	Nov. 19, 2021 EUR (€)	Mar. 23, 2021	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of contingent liabilities [line items]
Amount of class action group incurred damages | €		€ 948	€ 7	€ 54
Test kits purchased							$ 1,540	€ 1,046
Percentage of German basis rate		5.00%	5.00%	5.00%
Test kits purchased				300,000			300,000	300,000		4.3
Lawsuit for payment | €				€ 1,046
Plaintiffs claiming damages amount | $					$ 15,000
Aggravated, exemplary and punitive damages | $					$ 1,000
Failure to file penalty in aggregate amount | $						$ 319
Outstanding loan with aggregate principal and accrued interest balance | $											$ 15,269	$ 15,611
Legal services fees | $	[1]										$ 912	$ 724	$ 852
Adjupharm Gmbh [Member]
Disclosure of contingent liabilities [line items]
Total amount Clongene COVID-19 tests | €									€ 941,897
Test kits purchased									4.3 million Clongene COVID-19 tests, of which Uniclaro claims to have a payment claim against the Company for a partial delivery of 380,400 Clongene COVID-19 tests
Outstanding receivable | €									€ 948
Uniclaro GmbH (“Uniclaro”) [Member]
Disclosure of contingent liabilities [line items]
Total amount of placed an order Uniclaro GmbH | €								€ 4,300

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.